Note 4 - Earnings Per Share ("EPS") (Details) - Reconciliation of Numerator of Basic and Diluted EPS Calculations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Numerator of Basic and Diluted EPS Calculations [Abstract]
(Loss) available to common stockholders (in Dollars)	$ (782,554)	$ (232,609)	$ (1,652,963)	$ (482,530)	$ 3,267	$ (1,897,606)
Basic Denominator	89,844,062	78,155,413	86,194,591	78,155,413
Per Share Amount (in Dollars per share)	$ (0.01)	$ 0.00	$ (0.02)	$ (0.01)